Accounting Changes and Reclassifications	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Accounting Changes and Reclassifications

NOTE 4. ACCOUNTING CHANGES AND RECLASSIFICATIONS

A.	Accounting changes

As of January 1, 2018, PEMEX adopted IFRS 15 and IFRS 9.

i.	IFRS 15

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaces existing revenue recognition guidance, including IAS 18 Revenue, IAS 11 Construction Contracts, IFRIC 13 Customer Loyalty Programs and IFRIC 15 Agreements for the Construction of Real Estate.

PEMEX adopted IFRS 15 using the modified retrospective transition method at January 1, 2018. Under this transition method, comparative information has not been restated and continues to be presented under IAS 18, IAS 11 and related interpretations. As of January 1, 2018, no significant uncompleted contracts were identified, so there was no impact on the consolidated financial statements due to the initial adoption of the standard.

Under IFRS 15, revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. PEMEX recognizes revenue when it transfers control over a product or service to a costumer.

In the case of comparative periods, revenue was measured at the fair value of the consideration received or receivable. Revenue from the sale of goods was recognized when the significant risks and rewards of ownership had been transferred to the customer, recovery of the consideration was probable, the associated costs and possible return of goods could be estimated reliably. Revenue from rendering of services was recognized in proportion to the stage of completion of the work performed at the reporting date.

The details of the main impacts generated by the adoption of IFRS 15 are the following:

a.	Nature of revenues of products and services

For a description of the nature and sources of PEMEX’s primary revenues, see Note 6.

•	Crude oil sales

Nature, performance obligations and timing of revenue recognition

Export sales of crude oil are based on delivery terms established in contracts or orders. All sales are performed by the Free on Board International commercial term (“FOB” Incoterm). Therefore, revenue is recognized at a point in time when control of the crude oil has transferred to the customer, which occurs when the product is delivered at the point of shipping. Invoices are generated at that time and are mostly payable within the deadlines established in contracts or orders.

Determination and allocation of the transaction price

The price of the product is determined based on a market components formula and, with respect to crude oil, in accordance with the provisions of the Hydrocarbon Trading Strategies Management.

For international market crude oil sales, revenue is recognized with a provisional price, which undergoes subsequent adjustments until the product has arrived at the port of destination. There may be a period of up to 2 months in determining the final sale price, such as in the case of sales to the European market, the Middle East and Asia.

Crude oil sale contracts consider possible customers’ claims due to product quality, volume or delays in boarding, which are estimated in the price of the transaction.

Therefore, due to the implementation of IFRS 15, the main impacts on revenue recognition with respect to the previous year are as follows:

IFRS 15	IAS 18
For orders that have variations in price, revenue is adjusted on the closing date of each period. The subsequent variations in the fair value at the different reporting dates are recognized according to IFRS 9	For orders that have variations in price, revenue was adjusted upon the product’s arrival at its final destination and the final price is defined.

Revenue is measured initially estimating the variable compensations such as quality and volume claims, delays in boarding etc.	A decrease in revenue was recognized when quality and volume claims, or other variable compensations were known.
•	Sale of petroleum products

Nature, performance obligations and timing of revenue recognition

Refined products and their derivatives are sold within the national market. The Comisión Federal de Electricidad (Federal Electricity Commission, or “CFE”) purchases a significant portion of the fuel oil production, while Aeropuertos y Servicios Auxiliares (the Airports and Auxiliary Services Agency) purchases most of the jet fuel. The most important refined products are gasoline and diesel.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs either at the point of shipping or when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.

Determination and allocation of the transaction price

The price is determined based on the price at the point of delivery, adding the price of the services rendered (freight, handling of jet fuel, etc.) with the provisions and terms established by the Comisión Reguladora de Energía (Energy Regulatory Commission or “ERC”). There are penalties for delivery failures and/or payment obligations, as well as quality and volume claims, which are known days after the transaction.

Therefore, due to the implementation of IFRS 15, the main impacts on revenue recognition with respect to the previous year are as follows:

IFRS 15	IAS 18
For all petroleum products, there is only one performance obligation that includes transport and handling services to the point of delivery.	Transportation and handling services were recognized as a separate service income, on the basis of prices established in the service orders. However, service income was also recognized at the point of delivery.

Revenue is measured initially estimating the variable compensations such as quality and volume claims, etc.	A decrease in revenue was recognized at the time quality and volume claims, or other variable compensations were known.

•	Sales of natural gas

The sale of natural gas, liquefied petroleum gas, naphtha, butane, ethane and some other petrochemicals such as methane derivatives, ethane derivatives, aromatics and derivatives are mainly carried out in the domestic market.

Revenue is recognized at a point in time when control is transferred to the customer, which occurs when it is delivered at the customer’s facilities. Therefore, transportation fees can be included in the price of sale of the product and are considered part of a single performance obligation since transportation is rendered before control is transferred.

Determination and allocation of the transaction price

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction.

Therefore, due to the implementation of IFRS 15, the main impacts on revenue recognition with respect to the previous year are as follows:

IFRS 15	IAS 18
There is only one performance obligation that includes transport and handling services to the point of delivery.	Natural gas supply, transportation and fuel capacity were considered as performance obligations. Sales of natural gas were recorded as sale of products while the amount charged to customers for transportation and fuel capacity was recognized as other revenue at the point of delivery.

Revenue is measured initially estimating the variable compensations as quality and volume claims, etc.	A decrease in revenue was recognized at the time quality and volume claims, or other variable compensations were known

•	Drilling services

PEMEX provides drilling, termination and repair of wells services, as well as the execution of well services. The services are provided in accordance with the purchase orders which include the price of the transaction at the date of the service. There are adjustment clauses for quality or volume claims or incentives for the purchase of products, which are known after the transaction.

Therefore, due to the implementation of IFRS 15, the main impacts on the recognition of income with respect to the previous year are as follow:

IFRS 15	IAS 18

If the customer can benefit from the different services within the same service order but separately, each service will be considered as a performance obligation.

If the customer cannot benefit separately and the service is considered as a whole, the service order will be considered as a single performance obligation.

Income was recognized when all services within the same service order have been completed, so the entire service order was considered a performance obligation.

The price of the transaction is estimated, considering the prices established in the service orders at the date of sale and variable compensations are estimated, such as penalties for non-delivery,quality claims, etc.	Income was recognized for sale of services. Subsequently, a decrease in income for quality and volume claims was recognized separately as it was known.

Price is not distributed when there is a performance obligation, except, when there is more than one performance obligation, in which case, the price of the transaction will be assigned according to the service price established in the service order.	The price is determined according to the service order as performance obligation.

Income is recognized at a point in time, when the service is rendered.	Income was recognized on a monthly straight line basis, regardless of whether the service had been rendered.

•	Logistics services

PEMEX provides transport for hydrocarbons, oil and petrochemicals, through transport strategies by employing pipelines and offshore and onshore resources, as well as the sale of capacity for its storage and management. The prices are established in the contracts, which also include penalties.

Therefore, due to the implementation of IFRS 15, the main impacts on the recognition of income with respect to the previous year are as follow:

IFRS 15	IAS 18

In the case of the contract with CENAGAS, operation and maintenance services for a period of one year are considered a performance obligation; any additional maintenance will be considered a separate performance obligation.

For all the other contracts with third parties, in cases where within the same service order there are transportation and storage services, there could exist more than one performance obligation, depending on the term of the service.

All services were recognized as a single performance obligation.

The final price is estimated as follows:

For CENAGAS, the price of the transaction is considered based on the prices established in the contract and in the service orders for each additional maintenance.

For all other contracts, the price of the transaction is considered based on the prices established in the service orders.

In all cases, variable compensations are estimated such as penalties for non-compliance with delivery, quality and volume claims, etc.

The sale of the service was recorded at the price of the sale date without the terms of the contract and a decrease in income was recognized at the time the claims for quality and volume were known.

Price is not distributed when there is a performance obligation, except, when there is more than one performance obligation, in which case, the price of the transaction will be assigned according to the service price established in the service order.	The price is determined according to the service order as performance obligation.

Income is recognized at a point in time, when the service is rendered.	Income was recognized on a monthly straight line basis, regardless of whether the service had been rendered.

•	Other products

Ethylene receives revenues from sales of methane, ethane and propylene products, as well as fertilizers and their derivatives. Most sales are made in the domestic market. The sale and delivery of the product are made at the same time and because they are FOB, transportation fees are included in the price of sale of the product.

The transaction price is established at the time of sale, including the estimation of variable considerations such as capacity, penalties, extraordinary sales not included in contracts, adjustments for quality or volume claims, and incentives for the purchase of products; which are known days after the transaction. In the case of fertilizers and their derivatives, there are three types of prices, the list price, the retail customer price (which represents a discount compared to the list price) and the wholesale customer price (which represents a discount compared to the retail customer price).

Therefore, due to the implementation of IFRS 15, the main impacts on the recognition of income with respect to the previous year are as follow:

IFRS 15	IAS 18
There is only one performance obligation that includes transportation for delivery to destination.	An income was recognized for the sale of the products and another for the transportation.

The price of the product is estimated on the date of sale and considered as variable compensations such as quality and volume claims, etc.	The sale is recorded with the price at the time of the sale and delivery of the product and subsequently a decrease in income is recognized at the time quality and volume claims were known.

There is only one performance obligation so the price is not distributed.	The sale of product, freight and other services had their own prices.

ii.	IFRS 9

In July 2014, the IASB finalized the accounting reform of financial instruments and issued IFRS 9 which contains: (a) the requirements for the classification and measurement of financial assets and liabilities, (b) the requirements for the impairment methodology, and (c) general information about hedge accounting. IFRS 9 replaces IAS 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”) as of its effective date.

PEMEX has adopted IFRS 9 issued in July 2014 with a date of initial application of January 1, 2018. The requirements of IFRS 9 represent a significant change from IAS 39.

The nature and effects of the key changes to PEMEX’s accounting policies resulting from its adoption of IFRS 9 are summarized below.

As a result of the adoption of IFRS 9, PEMEX adopted consequential amendments to IAS 1 Presentation of Financial Statements, which requires impairment of financial assets to be presented in a separate line item in the statement of profit or loss and OCI. Previously, PEMEX’s approach was to include the impairment of trade receivables in other expenses.

•	Classification of financial assets and financial liabilities

IFRS 9 contains three principal classification categories for financial assets: measured at amortized cost, FVOCI and FVTPL. The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of trading, held to maturity, loans and receivables and available for sale. Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

With respect to financial liabilities, the current classification and measurement criteria under IAS 39 have been transferred to IFRS 9, including the criteria for using the fair value option. The only change contemplated by IFRS 9 in relation to financial liabilities is related to liabilities designated at FVTPL. Changes in the fair value of such financial liabilities attributable to changes in the entity’s own credit risk will be presented in OCI instead of in the period’s results. The adoption of IFRS 9 has not had a significant effect on PEMEX’s accounting policies for financial liabilities.

•	Impairment of financial assets

IFRS 9 replaces the “incurred loss” model in IAS 39 with an ECL model. The new impairment model applies to financial assets measured at amortized cost, contract assets and debt investments at FVOCI, but not to investments in equity instruments. Under IFRS 9, credit losses are recognized earlier than under IAS 39.

•	Hedge accounting

PEMEX, as part of the initial adoption of, and as permitted under, IFRS 9, elected to continue applying the hedge accounting requirements of IAS 39, instead of those included in IFRS 9. PEMEX uses DFIs to hedge the risk exposure in foreign currency, interest rate and the price of commodities related to its products. However, these contracts are not accounted as designated hedging instruments. DFIs are initially recognized at fair value on the date on which a derivative contract is entered into and after initial recognition are measured again at fair value. DFIs are accounted for as financial assets when the fair value is positive and as a financial liability when the fair value is negative. Any gain or loss arising from changes in the fair value of the DFIs is recognized directly in the income statement. This policy applies to the comparative information presented in 2018 and 2017.

•	Transition

PEMEX has defined January 1, 2018 as the initial date of adoption of IFRS 9 and according to the transitional standard in IFRS 9, PEMEX will not restate previous periods for comparison purposes and any difference that may arise as a result of the adoption of IFRS 9 between the previous carrying amount and the carrying amount at the beginning of the reporting period shall be recognized in accumulated results over the opening initial period.

Classification and measurement

The following table sets forth the original measurement categories under IAS 39 and the new measurement categories under IFRS 9 for each class of PEMEX’s financial assets at January 1, 2018.

Financial Assets	Classification IAS 39	Classification IFRS 9	Carrying amount IAS 39		Carrying amount IFRS 9
Cash and equivalents	Loans and receivables	FVTPL	Ps.	97,851,754	Ps.	97,851,754
Account receivables short term – net	Loans and receivables	Amortized Cost		170,645,234		*170,670,191
Equity instruments	Financial assets available for sale	FVTOCI		1,056,918		1,056,918
Derivative financial instrument	FVTPL	FVTPL		30,113,454		30,113,454
Account receivables long term – net	Loans and receivables	Amortized Cost		148,492,909		*148,492,909
Total financial assets			Ps.	448,160,269	Ps.	448,185,226

*

Short-term accounts receivable, which were classified as loans and items receivable under IAS 39, are now classified at amortized cost. An increase of Ps. 24,957 was recognized in the allowance for impairment for these receivables in accumulated results as of January 1, 2018 when the transition to IFRS 9 was made.

Impairment

PEMEX has concluded that the financial assets most affected by the impairment estimate under the ECL model will be its accounts receivables, in relation to PEMEX’s holding of the long-term notes issued by the Mexican Government. The evaluation of the possible impairment of the notes was made using the general approach for calculating impairment contemplated under IFRS 9. The evaluation does not have material effects.

PEMEX considers it probable that impairment losses increase and present more volatility for instruments under the new ECL model. Furthermore, PEMEX considers that most of its accounts receivable are short-term without a significant financial component. Accordingly, PEMEX has elected to apply the simplified approach.

PEMEX considers that the application of the impairment requirements of IFRS 9 as of December 31, 2017 did not significantly impact the reserves as of January 1, 2018. The adjustment as of January 1, 2018 of the reserves of financial assets in comparison with impairment losses incurred under IAS 39 was approximately Ps. 24,957.

•	Interpretation of IFRIC 22 Foreign Currency Transactions and Advance Considerations (“IFRIC 22”)

As of December 2016, the IASB published an interpretation of IFRIC 22 developed by the International Financial Reporting Standards Interpretations Committee (the Interpretations Committee). The interpretation clarified when to recognize payments and collections of foreign currency transactions paid in advance due the fact that it observed some diversity in practice regarding these transactions.

The interpretations recognized foreign currency transactions when:

i.	there is consideration that is denominated or priced in a foreign currency;

ii.	the entity recognizes a prepayment asset or a deferred income liability in respect of that consideration, in advance of the recognition of the related asset, expense or income; and

iii.	the prepayment asset or deferred income liability is non-monetary.

The Interpretations Committee concluded that:

•	The date of the transaction, for the purpose of determining the exchange rate, is the date of initial recognition of the non- monetary prepayment asset or deferred income liability.

•	If there are multiple payments or receipts in advance, a date of transaction is established for each payment or receipt.

IFRIC 22 is effective for annual reporting periods beginning on or after January 1, 2018. Entities may apply the rule retrospectively, or prospectively, in accordance with IAS 8, with certain exemptions.

The adoption of this interpretation did not have any impact on the consolidated financial statements.

B.	Reclassifications

The following amounts as of December 31, 2017 were reclassified to conform their presentation to the statement of financial position for 2018:

	2017
Line item	As previously reported		Reclassification		Following Reclassification
Accounts receivable, net(i)	Ps.	170,645,234	Ps.	(2,522,206)	Ps.	168,123,028
Short-term notes receivable(i)		—		2,522,206		2,522,206
Intangible assets(ii)	Ps.	9,088,563	Ps.	5,590,077	Ps.	14,678,640
Other assets(ii)		11,485,177		(5,590,077)		5,895,100

(i)	Due to the fact that Short-term notes receivable are now presented in a separate line ítem, figures for 2017 were recclassified from Accounts receivable, net.
(ii)	Due to the fact that intangible assets are now presented in a separate line ítem, figures for 2017 were recclassified from Other assets.